SCHEDULE OF DEPOSITS (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deposits on aircraft	$ 3,000	$ 36,000	$ 40,300
Other deposits	65	300	75
Total deposits	3,065	36,300	40,375
Less current portion	(3,000)	(36,000)	(25,125)
Total deposits, non-current	$ 65	$ 300	$ 15,250